Description of Business	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

NOTE 1. DESCRIPTION OF BUSINESS

The Glimpse Group, Inc. (“Glimpse”) is a Virtual (VR) and Augmented (AR) Reality company, comprised of a diversified portfolio of VR and AR software and services companies. Glimpse’s nine wholly-owned operating subsidiaries (“Subsidiary Companies” or “Subsidiaries”) are: Adept Reality, LLC (dba Adept XR Learning), Kabaq 3D Technologies, LLC (dba QReal), KreatAR, LLC (dba PostReality), D6 VR, LLC, Immersive Health Group, LLC, Foretell Studios, LLC (dba Foretell Reality), Number 9, LLC (dba Pagoni VR), and Early Adopter, LLC; and one subsidiary in Turkey, Glimpse Group Yazilim ve ARGE Ticaret Anonim Sirketi (“Glimpse Turkey”). In addition, the Company has two inactive subsidiary companies: In-It VR, LLC (dba Mezmos) and MotionZone, LLC (collectively, the “Company” or “Glimpse”). Glimpse was incorporated as The Glimpse Group, Inc. in the State of Nevada, on June 15, 2016.

Glimpse’s robust VR/AR ecosystem, collaborative environment and business model simplify the many challenges faced by companies in an emerging industry. Glimpse cultivates and manages business operations while providing a strong network of professional relationships, thereby allowing the subsidiary company entrepreneurs to maximize their time and resources in pursuit of mission-critical endeavors, reducing time to market, optimizing costs, improving product quality and leveraging joint go-to-market strategies, while simultaneously providing investors an opportunity to invest directly into the VR/AR industry via a diversified platform.

Summary of Glimpse’s Active Subsidiary Companies:

Kabaq 3D Technologies, LLC (dba QReal): Creating and displaying photorealistic 3D, AR, interactive digital models.

Adept Reality, LLC (dba Adept XR Learning): VR/AR corporate training solutions.

KreatAR, LLC (dba PostReality): AR presentation tools for design, creation and collaboration.

D6 VR, LLC: VR/AR data-analysis and collaboration for financial services and other data intensive industries.

Immersive Health Group, LLC (IHG): VR/AR solutions for the healthcare industry.

Foretell Studios, LLC (dba Foretell Reality): Social VR multi-person spaces, collaboration and group interaction for enterprise and support groups.

Number 9, LLC (dba Pagoni VR): VR/AR broadcasting solutions and environments for events, education, media and entertainment.

Early Adopter, LLC (EA): AR/VR solutions for K-12 education.

Glimpse Group Yazilim ve ARGE Ticaret Anonim Sirketi (“Glimpse Turkey”): primarily develops and creates 3D models for QReal.

NOTE 1. DESCRIPTION OF BUSINESS

The Glimpse Group, Inc. (“Glimpse”) is a Virtual (VR) and Augmented (AR) Reality company, comprised of a diversified portfolio of VR and AR software and services companies. Glimpse’s eight wholly-owned operating subsidiaries (“Subsidiary Companies” or “Subsidiaries”) are: Adept Reality, LLC, Kabaq 3D Technologies, LLC (dba QReal), KreatAR, LLC, D6 VR, LLC, Immersive Health Group, LLC, Foretell Studios, LLC (dba Foretell Reality), Number 9, LLC (dba Pagoni VR), and Early Adopter, LLC. In addition, the Company has two inactive subsidiary companies: In-It VR, LLC (dba Mezmos) and MotionZone, LLC; (collectively, the “Company” or “Glimpse”). Glimpse was incorporated as The Glimpse Group, Inc. in the State of Nevada, on June 15, 2016.

Glimpse’s robust VR/AR ecosystem, collaborative environment and business model simplify the many challenges faced by entrepreneurs in an emerging industry. Glimpse cultivates and manages business operations while providing a strong network of professional relationships, thereby allowing the subsidiary company entrepreneurs to maximize their time and resources in pursuit of mission-critical endeavors, reducing time to market, optimizing costs, improving product quality and leveraging joint go-to-market strategies, while simultaneously providing investors an opportunity to invest directly into the VR/AR industry via a diversified platform.

Summary of Glimpse’s Active Subsidiary Companies:

Kabaq 3D Technologies, LLC (dba QReal): Creating and displaying photorealistic 3D, AR, interactive digital models.

Adept Reality, LLC: VR/AR corporate training solutions.

KreatAR, LLC: AR presentation tools for design, creation and collaboration.

D6 VR, LLC: VR/AR data-analysis and collaboration for financial services and other data intensive industries.

Immersive Health Group, LLC (IHG): VR/AR solutions for the healthcare industry.

Foretell Studios, LLC (dba Foretell Reality): Social VR multi-person spaces, collaboration and group interaction for enterprise and support groups.

Number 9, LLC (dba Pagoni VR): VR/AR broadcasting solutions and environments for events, education, media and entertainment.

Early Adopter, LLC (EA): AR/VR solutions for K-12 education.